Revenue recognition	12 Months Ended
Mar. 31, 2021
Reservoir Holdings Inc And Subsidiaries
Disaggregation of Revenue [Line Items]
Revenue recognition

3. Revenue recognition

For our operating segments, Music Publishing and Recorded Music, the Company accounts for a contract when it has legally enforceable rights and obligations and collectability of consideration is probable. The Company identifies the performance obligations and determines the transaction price associated with the contract. Revenue is recognized when, or as, control of the promised services or goods is transferred to the Company’s customers, and in an amount that reflects the consideration the Company is contractually due in exchange for those services or goods. Certain of the Company’s arrangements include licenses of intellectual property with consideration in the form of sales- and usage-based royalties. Royalty revenue is recognized when the subsequent sale or usage occurs using the best estimates available of the amounts that will be received by the Company. The Company recognized revenue of $2,263,778 and $788,364 from performance obligations satisfied in previous periods for the fiscal years ended March 31, 2021 and March 31, 2020, respectively.

Disaggregation of Revenue

The Company’s revenue consists of the following categories during the fiscal years ended March 31:

	2021	2020
	$	$
Revenue by Type
Performance	16,514,790	13,656,061
Digital	35,028,049	28,798,051
Mechanical	3,050,120	2,472,527
Synchronization	9,891,034	6,891,554
Other	2,606,632	2,124,043
Total Music Publishing	67,090,625	53,942,236
Digital	7,603,040	4,569,106
Physical	3,962,596	1,432,026
Synchronization	492,258	1,384,959
Neighboring rights	1,537,087	1,642,405
Total Recorded Music	13,594,981	9,028,496
Other revenue	1,092,183	267,940
Total revenues	81,777,789	63,238,672

	2021	2020
	$	$
Revenue by Geographical Location
United States Music Publishing	34,682,505	30,803,165
United States Recorded Music	4,891,800	3,475,647
United States other revenue	1,092,183	267,940
Total United States	40,666,488	34,546,752
International Music Publishing	32,408,121	23,139,071
International Recorded Music	8,703,180	5,552,849
Total international	41,111,301	28,691,920
Total revenues	81,777,789	63,238,672

Only the United States represented 10% or more of the Company’s total revenues in the fiscal years ended March 31, 2021 and 2020.

Music Publishing

Music Publishers act as a copyright owner and/or administrator of the musical compositions and generate revenues related to the exploitation of musical compositions (as opposed to recorded music). Music publishers receive royalties from the use of the musical compositions in public performances, digital and physical recordings, and through synchronization (the combination of music with visual images).

Performance revenues are received when the musical composition is performed publicly through broadcast of music on television, radio and cable and in retail locations (e.g., bars and restaurants), live performance at a concert or other venue (e.g., arena concerts and nightclubs) and performance of musical compositions in staged theatrical productions. Digital revenues are derived from musical compositions being embodied in recordings licensed to digital streaming services and digital download services and for digital performance. Mechanical revenues are generated with respect to the musical compositions embodied in recordings sold in any physical format such as vinyl, CDs and DVDs. Synchronization revenues represent the right to use the composition in combination with visual images such as in films or television programs, television commercials and video games as well as from other uses such as in toys or novelty items and merchandise. Other revenues represent earnings for use in printed sheet music and other uses. Digital and synchronization revenue recognition is similar for both Recorded Music and Music Publishing, therefore refer to the discussion within Recorded Music.

Included in these revenue streams, excluding synchronization and other, are licenses with performing rights organizations or collecting societies (e.g., ASCAP, BMI, SESAC and GEMA), which are long-term contracts containing a single performance obligation, which is ongoing access to all intellectual property in an evolving content library. The most common form of consideration for these contracts is sales- and usage-based royalties. The collecting societies submit usage reports, typically with payment for royalties due, often on a quarterly or biannual reporting period, in arrears. Royalties are recognized as the sale or usage occurs based upon usage reports and, when these reports are not available, royalties are estimated based on historical data, such as recent royalties reported, company-specific information with respect to changes in repertoire, industry information and other relevant trends.

The Company excludes from the measurement of transaction price all taxes assessed by governmental authorities that are both (i) imposed on and concurrent with a specific revenue-producing transaction and (ii) collected from customers.

Recorded Music

Recorded Music mainly involves selling, marketing, distribution and licensing of recorded music owned by the Company. Recorded Music revenues are derived from four main sources, which include digital, physical, synchronization and neighboring rights.

Digital revenues are generated from the expanded universe of digital partners, including digital streaming services and download services. Digital licensing contracts are generally long-term with consideration in the form of sales- and usage-based royalties that are typically received monthly. Additionally, for certain licenses, including synchronization licenses, where the consideration is fixed and the intellectual property being licensed is static, revenue is recognized at the point in time when control of the licensed content is transferred to the customer.

Physical revenues are generated from the sale of physical products such as vinyl, CDs and DVDs. The Company uses distribution partners to facilitate the sale of physical products. Revenues from the sale of physical Recorded Music products are recognized upon transfer of control to the customer, which typically occurs once the product has been shipped and the ability to direct use and obtain substantially all of the benefit from the asset have been transferred. In accordance with industry practice and as is customary in many territories, certain products, such as CDs and DVDs, are sold to customers with the right to return unsold items. Revenues from such sales are generally recognized upon shipment based on gross sales.

Synchronization revenues represent royalties or fees for the right to use sound recordings in combination with visual images such as in films or television programs, television commercials and video games. In certain territories, the Company may also receive royalties when sound recordings are performed publicly through broadcast of music on television, radio and cable and in public spaces such as shops, workplaces, restaurants, bars and clubs. These public performance royalties on sound recordings are classified as Neighboring Rights revenue. For fixed-fee contracts, revenue is recognized at the point in time when control of the licensed content is transferred to the customer. Royalty based contracts are recognized as the underlying sales or usage occurs.

The following table reflects the change in deferred revenue during the fiscal years ended March 31:

	2021	2020
	$	$
Balance at beginning of period	473,022	287,406
Cash received during period	6,716,569	347,407
Revenue recognized during period	(5,851,604)	(161,791)
Balance at end of period	1,337,987	473,022